Basis of Presentation	12 Months Ended
Mar. 31, 2019
Basis of Presentation [Abstract]
Basis of Presentation

2.	BASIS OF PRESENTATION

(a)	Statement of Compliance and Basis of presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") issued by the International Accounting Standards Board ("IASB"), and interpretations of the International Financial Reporting Interpretations Committee. Certain reclassifications have been made to prior years to conform with current year presentation.

These consolidated financial statements have been prepared on a historical cost basis except for items disclosed herein at fair value (see Note 20).

The Company has only one reportable operating segment.

These consolidated financial statements were approved and authorized for issuance by the Audit Committee and Board of Directors on December 23, 2019.

(b)	Consolidation

The consolidated financial statements include the accounts of the Company and,

a.	Portage Services Ltd., a wholly-owned subsidiary incorporated in Ontario on January 31, 2011.
b.	Portage Pharmaceuticals Ltd. ("PPL") a wholly-owned subsidiary resulting from a merger on July 23, 2013 and is incorporated under the laws of the British Virgin Islands, as a BVI business company.
c.	EyGen Limited, ("EyGen") which is a wholly-owned subsidiary of PPL, was incorporated on September 20, 2016 under the laws of the BVI.
d.	SalvaRx Limited ("SalvaRx"), a wholly-owned subsidiary, incorporated on May 6 2015 in the British Virgin Islands.
e.	Portage Glasgow Ltd ("PGL"), a 65% subsidiary of PPL, incorporated in Glasgow, Scotland.
f.	IOX, a United Kingdom based immune-oncology company, a 60.49% subsidiary incorporated in the United Kingdom on February 10, 2015.
g.	Saugatuck, a 70% owned subsidiary incorporated in the British Virgin Islands.

All inter-company balances and transactions have been eliminated on consolidation.

Non-controlling interest in the equity of a subsidiary is accounted for and reported as a component of stockholders' equity. Non-controlling interest represents the 39.51% shareholder ownership interest in IOX and the 30% shareholder ownership interest in Saugatuck which are consolidated by the Company.

(c)	Functional and presentation currency

The majority of the Company's functional and presentation currency is US Dollars.

(d)	Use of Estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Significant areas where estimates are made include valuation of financial instruments, research and development costs, fair value used for acquisition and measurement of share- based compensation. Significant areas where critical judgments are applied include assessment of impairment of investments and the determination of the accounting acquirer and acquiree in the business combination accounting.